Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 9,126	$ 19,523	$ 44,013	$ 36,165
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of fixed assets	777	1,522	3,053	3,205
Amortization of housing tax credits	1,537	3,073	6,147	6,778
Realized (gain) on sales of available-for-sale securities	(104)	(104)	454	4
Provision for (recapture of) credit losses	(2,638)	(5,176)	(7,466)	(1,002)
Income from company-owned life insurance	(537)	(1,079)	(2,656)	(2,325)
Deferred tax (benefit)	(214)	611	1,397	(1,659)
Loss on disposal of fixed assets	6	6	(4,533)	(1,063)
Accretion of securities	(315)	(629)	(1,622)	(1,380)
Amortization of securities	2,906	5,863	11,117	9,870
Share-based compensation expense	506	999	2,000	283
Repayment of operating lease liabilities	(555)	(1,123)	(2,330)	(2,076)
(Gain) on loans held for sale	(52)	(60)	(58)	(194)
Proceeds from sale of loans held-for-sale	2,604	9,526	9,585	50,194
Change in fair value of loans held-for-sale	23	23	23	(23)
Originations of loans held-for-sale	(1,326)	(2,300)	(2,300)	(42,969)
(Increase) decrease in accrued interest receivable	(680)	(496)	(228)	(1,469)
(Increase) decrease in other assets	4,027	(968)	501	2,581
Increase (decrease) in accrued interest payable and other liabilities	(896)	1,761	3,960	32
Net cash flows provided by operating activities	14,195	30,972	61,057	54,952
Cash Flows from Investing Activities
Proceeds from maturities, prepayments, and calls of securities available-for-sale, net	66,373	120,207	213,596	194,578
Proceeds from sale of securities available-for-sale, net	87,033	87,033	195,907	700
Purchases of securities available-for-sale, net	(158,035)	(262,116)	(367,615)	(669,951)
Sales of restricted stock	2,250	3,562	22,718	1,988
Purchases of restricted stock	(469)	(4,969)	(27,081)	(1,875)
Purchases of property and equipment, net of disposals	(109)	(746)	(23,075)	(1,083)
(Purchase of) company-owned life insurance	(1)	(6)
(Increase) in loans made to customers, net	(15,235)	(12,639)	(151,352)	88,716
Net cash (used in) provided by investing activities	(18,193)	(69,674)	(127,563)	(384,278)
Cash Flows from Financing Activities
Net increase (decrease) in non-interest-bearing accounts	34,634	56,901	29,845	78,838
Net increase in interest-bearing accounts	5,567	(29,896)	(42,862)	65,133
(Decrease) in other short-term borrowings	(50,000)	35,000
Repayment of finance lease liabilities	(38)	(76)	(152)	(152)
Cash dividends paid	(3,935)	(7,871)	(15,742)	(14,871)
Sale of treasury stock	27	96
Net cash flows provided by (used in) financing activities	(13,745)	54,154	39,438	177,985
Increase (decrease) in cash and cash equivalents	(17,743)	15,452	(27,068)	(151,341)
Beginning of period	77,363	77,363	77,363	228,704
End of period		92,815	50,295	77,363
Beginning of period	79,910	79,910	79,910
End of period	62,167			79,910
Cash payments for:
Interest paid to depositors	413	795	3,411	2,856
Interest paid on other borrowed funds	375	881	4,324	1,430
Interest paid on finance lease	16	32	63	39
Income taxes	0	550	950	1,347
Change in unrealized gains on available-for-sale securities	(80,770)	(139,452)	(182,088)	(20,165)
Lease liability arising from obtaining right-of-use assets	$ 0	$ 502	$ 1,558	$ 2,221